INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(7.00%)	(2.00%)	(30.00%)
Effect of different tax jurisdiction	(7.00%)	(3.00%)	10.00%
Permanent book-tax difference	11.00%	9.00%	(4.00%)
Change in valuation allowance	10.00%	(2.00%)	76.00%
Utilization of tax loss previously not recognized	0.00%	0.00%	(43.00%)
Under/(Over) provision in prior year	(40.00%)	(29.00%)	(2.00%)
Reversal of contingent tax liability	0.00%	90.00%	0.00%
Effective income tax rate	(8.00%)	88.00%	32.00%